	NICHOLAS HIGH INCOME FUND, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF MARCH 31, 2020

SHARES OR
PRINCIPAL
AMOUNT		VALUE
--------------		-------------
NON-CONVERTIBLE BONDS - 85.31%

	Automotive - Parts & Equipment - 4.73%
$1,500,000	Allison Transmission, Inc. 144A restricted,
	5.00%, 10/01/24	$ 1,455,000
1,500,000	American Axle & Manufacturing, Inc. 6.25%, 04/01/25	1,237,500
2,000,000	Panther BF Aggregator 2 LP 144A restricted,
	6.25%, 05/15/26	1,890,000
		------------
		4,582,500
		------------

	Banking - 1.09%
1,100,000	CIT Group Inc. 5.00%, 08/01/23	1,058,321
		------------

	Basic Industry - Building & Construction - 1.54%
500,000	KB Home 7.625%, 05/15/23	502,500
1,000,000	Lennar Corporation 4.125%, 01/15/22	992,500
		------------
		1,495,000
		------------

	Basic Industry - Building Materials - 3.71%
1,250,000	American Woodmark Corporation 144A restricted,
	4.875%, 03/15/26	1,165,625
1,100,000	Beacon Roofing Supply, Inc. 144A restricted,
	4.50%, 11/15/26	1,015,080
1,000,000	HD Supply, Inc. 144A restricted, 5.375%, 10/15/26	972,120
500,000	JELD-WEN, Inc. 144A restricted, 4.625%, 12/15/25	440,000
		------------
		3,592,825
		------------

	Basic Industry - Chemicals - 2.92%
1,750,000	Koppers Inc. 144A restricted, 6.00%, 02/15/25	1,400,000
1,500,000	PolyOne Corporation 5.25%, 03/15/23	1,425,000
		------------
		2,825,000
		------------

	Basic Industry - Forestry & Paper - 2.21%
1,500,000	Louisiana-Pacific Corporation 4.875%, 09/15/24	1,293,750
1,000,000	Mercer International Inc. 6.50%, 02/01/24	850,000

		------------
		2,143,750
		------------

	Basic Industry - Metal/Mining Excluding Steel - 3.40%
500,000	Alcoa Nederland Holding B.V. 144A restricted,
	6.75%, 09/30/24	484,850
1,000,000	Arconic Inc. 5.125%, 10/01/24	987,500
1,000,000	Grinding Media Inc. 144A restricted, 7.375%, 12/15/23	932,800
1,000,000	Kaiser Aluminum Corporation 144A restricted,
	4.625%, 03/01/28	887,500
		------------
		3,292,650
		------------

	Basic Industry - Steel Producers & Products - 0.97%
1,500,000	United States Steel Corporation 6.25%, 03/15/26	945,000
		------------

	Capital Goods - Aerospace/Defense - 1.39%
1,000,000	Moog Inc. 144A restricted, 4.25%, 12/15/27	902,500
500,000	TransDigm Inc. 144A restricted, 5.50%, 11/15/27	448,750
		------------
		1,351,250
		------------

	Capital Goods - Diversified - 0.82%
1,000,000	Park-Ohio Industries, Inc. 6.625%, 04/15/27	790,415
		------------

	Capital Goods - Machinery - 0.97%
1,000,000	Terex Corporation 144A restricted, 5.625%, 02/01/25	940,100
		------------

	Capital Goods - Packaging - 4.21%
1,000,000	Ball Corporation 5.25%, 07/01/25	1,087,300
500,000	Ball Corporation 4.00%, 11/15/23	503,750
500,000	Crown Americas LLC 4.25%, 09/30/26	492,500
1,500,000	Reynolds Group Holdings Limited 144A restricted,
	5.125%, 07/15/23	1,485,000
500,000	Sealed Air Corporation 144A restricted, 5.50%, 09/15/25	506,255
		------------
		4,074,805
		------------

	Consumer Goods - Food-Wholesale - 4.68%
1,500,000	JBS USA, LLC/Finance, Inc. 144A restricted,
	5.875%, 07/15/24	1,518,750
1,000,000	Lamb Weston Holdings, Inc. 144A restricted,
	4.625%, 11/01/24	985,000
1,000,000	Lamb Weston Holdings, Inc. 144A restricted,
	4.875%, 11/01/26	1,017,380
1,000,000	Post Holdings, Inc. 144A restricted, 5.625%, 01/15/28	1,015,000
		------------

		4,536,130
		------------

	Consumer Goods - Personal & Household Products - 1.49%
1,000,000	Newell Rubbermaid Inc. 4.20%, 04/01/26	981,798
500,000	Tempur Sealy International, Inc. 5.625%, 10/15/23	463,750
		------------
		1,445,548
		------------

	Energy - Gas-Distribution - 4.81%
500,000	Cheniere Corpus Christi Holdings, LLC 5.125%, 06/30/27	444,055
500,000	Cheniere Energy Partners, L.P. 144A restricted,
	4.50%, 10/01/29	435,000
1,550,000	MPLX LP 144A restricted, 5.25%, 01/15/25	1,328,595
1,400,000	Suburban Propane Partners L.P. 5.50%, 06/01/24	1,316,000
1,000,000	Transcontinental Gas Pipe Line Company, LLC
	7.85%, 02/01/26	1,138,537
		------------
		4,662,187
		------------

	Energy - Oil Field Equipment & Services - 0.36%
500,000	Archrock Partners, L.P. 144A restricted,
	6.25%, 04/01/28	345,000
		------------

	Financial Services - Brokerage - 1.98%
2,000,000	LPL Holdings, Inc. 144A restricted, 5.75%, 09/15/25	1,920,000
		------------

	Financial Services - Consumer, Commercial & Lease
	Financing - 0.51%
500,000	Springleaf Finance Corporation 6.125%, 03/15/24	492,530
		------------

	Healthcare - Facilities - 3.78%
1,000,000	HCA Inc. 5.00%, 03/15/24	1,035,389
750,000	HealthSouth Corporation 5.75%, 09/15/25	727,500
1,000,000	LifePoint Health, Inc. 144A restricted,
	4.375%, 02/15/27	942,000
1,000,000	Tenet Healthcare Corporation 5.125%, 05/01/25	955,000
		------------
		3,659,889
		------------

	Healthcare - Services - 4.45%
1,000,000	DaVita HealthCare Partners Inc. 5.125%, 07/15/24	997,000
1,750,000	IQVIA Inc. 144A restricted, 5.00%, 05/15/27	1,789,375
1,500,000	Service Corporation International 5.375%, 05/15/24	1,526,250
		------------
		4,312,625
		------------

	Leisure - Gaming - 0.90%
1,000,000	International Game Technology PLC 144A restricted,
	6.25%, 01/15/27	870,000
		------------

	Leisure - Hotels - 1.35%
1,500,000	Wyndham Hotels & Resorts, Inc. 144A restricted,
	5.375%, 04/15/26	1,305,000
		------------

	Leisure - Theaters & Entertainment - 0.82%
1,000,000	Cinemark USA, Inc. 5.125%, 12/15/22	790,000
		------------

	Media - Advertising - 0.50%
500,000	Twitter, Inc. 144A restricted, 3.875%, 12/15/27	480,937
		------------

	Media - Cable & Satellite TV - 2.07%
2,000,000	CCO Holdings, LLC 144A restricted, 5.125%, 05/01/27	2,005,200
		------------

	Media - Content - 2.03%
1,500,000	AMC Networks Inc. 4.75%, 08/01/25	1,458,750
500,000	Netflix, Inc. 4.375%, 11/15/26	507,500
		------------
		1,966,250
		------------

	Real Estate - REITs - 3.40%
1,000,000	Brookfield Property REIT Inc. 144A restricted,
	5.75%, 05/15/26	811,380
1,500,000	Equinix, Inc. 5.875%, 01/15/26	1,530,555
500,000	MPT Operating Partnership, L.P. 4.625%, 08/01/29	465,000
500,000	MPT Operating Partnership, L.P. 5.00%, 10/15/27	485,000
		------------
		3,291,935
		------------

	Retail - Food & Drug Retailer - 0.48%
500,000	Murphy Oil USA, Inc. 4.75%, 09/15/29	468,750
		------------

	Retail - Specialty Retail - 1.96%
1,000,000	Levi Strauss & Co. 5.00%, 05/01/25	945,000
1,000,000	Wolverine World Wide, Inc. 144A restricted,
	5.00%, 09/01/26	954,000
		------------

		1,899,000
		------------

	Services - Environmental - 0.95%
1,000,000	Covanta Holding Corporation 5.875%, 07/01/25	920,000
		------------

	Services - Support-Services - 11.48%
1,500,000	ADT Corporation (The) 3.50%, 07/15/22	1,462,500
1,000,000	Aramark Services, Inc. 4.75%, 06/01/26	942,300
138,000	Hertz Corporation (The) 144A restricted,
	7.625%, 06/01/22	111,780
1,500,000	IHS Markit Ltd. 144A restricted, 4.75%, 02/15/25	1,537,500
1,500,000	Iron Mountain Incorporated 144A restricted,
	4.875%, 09/15/27	1,455,000
1,850,000	KAR Auction Services, Inc. 144A restricted,
	5.125%, 06/01/25	1,766,750
250,000	Prime Securities Services Borrower, LLC 144A restricted,
	6.25%, 01/15/28	215,625
1,500,000	Ritchie Bros. Auctioneers Incorporated 144A restricted,
	5.375%, 01/15/25	1,496,235
673,000	ServiceMaster Company, LLC (The) 144A restricted,
	5.125%, 11/15/24	664,587
1,500,000	United Rentals (North America), Inc. 5.50%, 07/15/25	1,470,000
		------------
		11,122,277
		------------

	Technology & Electronics - Electronics - 0.97%
1,000,000	Amkor Technology, Inc. 144A restricted,
	6.625%, 09/15/27	940,000
		------------

	Technology & Electronics - Hardware & Equipment - 1.86%
500,000	CDW LLC 4.25%, 04/01/28	502,500
1,250,000	CDW LLC 5.50%, 12/01/24	1,302,863
		------------
		1,805,363
		------------

	Technology & Electronics - Software & Services - 1.08%
1,000,000	SS&C Technologies, Inc. 144A restricted,
	5.50%, 09/30/27	1,042,210
		------------

	Telecommunications - Wireless - 1.58%
500,000	SBA Communications Corporation 4.875%, 09/01/24	506,875
1,000,000	T-Mobile USA, Inc. 4.50%, 02/01/26	1,022,500
		------------
		1,529,375
		------------

	Telecommunications - Wireline Integrated &
	Services - 1.04%
1,000,000	Cincinnati Bell Inc. 144A restricted, 7.00%, 07/15/24	1,006,250
		------------

	Transportation - Infrastructure/Services - 1.77%
250,000	XPO Logistics, Inc. 144A restricted, 6.50%, 06/15/22	250,625
1,500,000	XPO Logistics, Inc. 144A restricted, 6.125%, 09/01/23	1,468,125
		------------
		1,718,750
		------------

	Utility - Electric-Generation - 1.05%
500,000	Dynegy Inc. 5.875%, 06/01/23	498,750
500,000	Vistra Operations Company LLC 144A restricted,
	5.50%, 09/01/26	515,000
		------------
		1,013,750
		------------

	TOTAL CORPORATE BONDS (cost $87,904,907)	82,640,572
		------------

CONVERTIBLE PREFERRED STOCKS - 0.49%
20,009	Digital Realty Trust, Inc. 5.25%, Cumulative,
	Redeemable, Series J
	TOTAL CONVERTIBLE PREFERRED STOCK (cost $482,608)	475,814
		------------

COMMON STOCKS - 1.33%
	Other - 1.33%
10,000	iShares iBoxx $ High Yield Corporate Bond ETF	770,700
5,500	SPDR Bloomberg Barclays High Yield Bond ETF	521,070
		------------
	TOTAL COMMON STOCKS (cost $1,394,782)	1,291,770
		------------

SHORT-TERM INVESTMENTS - 9.60%
	U.S. Government Security - 1.34%
$1,300,000	U.S. Treasury Bill 04/02/2020, 1.532%	1,299,946
		------------

	Money Market Funds - 8.26%
4,445,185	Invesco Treasury Portfolio Short-Term
	Investments Trust(Institutional Class),
	7-day net yield 0.30%	4,445,185
3,550,082	Morgan Stanley Liquidity Funds Government
	Portfolio (Institutional Class),

7-day net yield 0.25%	3,550,082
-----------
7,995,267
-----------

TOTAL SHORT-TERM INVESTMENTS
(cost $9,295,213)	9,295,213
-----------

TOTAL INVESTMENTS
(cost $99,077,510) - 96.73%	93,703,369

-----------

OTHER ASSETS, NET OF LIABILITIES - 3.27%	3,171,679
-----------
TOTAL NET ASSETS
(basis of percentages disclosed
above) - 100%	$96,875,048
-----------
-----------

% of net assets.

As of March 31, 2020, investment cost for federal tax purposes was $99,104,625 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation		$ 430,606
Unrealized depreciation		(5,831,862)
		------------
Net unrealized depreciation		$(5,401,256)
		------------
	-	------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Accounting Standards Codification 820-10.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
----------------	----------------
Level 1 -
Common Stocks(1)	$ 1,291,770
Money Market Funds	7,995,267
Level 2 -
Corporate Bonds(1)	82,640,572
U.S. Government Security	1,299,946
Convertible Preferred Stock(1)	475,814
Level 3 -
None	--
-----------
Total	$93,703,369
-----------
-----------

(1) See Schedule above for further detail by industry.